Shareholder Report, Line Graph (Details) 193292_Huber Small Cap Value Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 1,941,895	$ 1,586,341	$ 1,641,686	$ 1,605,604	$ 953,066	$ 1,234,608	$ 1,141,424	$ 1,157,204	$ 950,562	$ 1,000,000	$ 1,928,460
Bloomberg US 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2000 Total Return Index
Accumulated Value	2,233,668	1,657,022	1,808,038	2,219,429	1,412,344	1,401,049	1,357,736	1,322,052	1,046,257	1,000,000	$ 2,502,055
Bloomberg US 2000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2000 Value Total Return Index
Accumulated Value	$ 2,255,000	$ 1,708,536	$ 1,825,815	$ 1,994,739	$ 1,154,183	$ 1,297,641	$ 1,311,105	$ 1,330,467	$ 1,080,174	$ 1,000,000	$ 2,393,986